CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net income	$ 935,197	$ 295,983	$ 382,029
Other comprehensive (loss) income - derivative instruments:
Unrealized holding gains (losses) arising during the year	(143,598)	(65,894)	37,676
Losses reclassified into earnings from other comprehensive income	4,343	3,338	3,724
Other	0	0	(449)
Other comprehensive income (loss) - other instruments:
Unrealized holding gains arising during the year	355	57	3,574
(Gains) realized during the year	0	0	(4,943)
Other comprehensive (loss) income	(138,900)	(62,499)	40,480
Comprehensive income	796,297	233,484	422,509
Comprehensive (income) attributable to Noncontrolling Interests	(41,612)	(12,373)	(19,756)
Comprehensive income attributable to controlling interests	$ 754,685	$ 221,111	$ 402,753